Stock Option Plan - Summary of Weighted-Average Fair Value of Options Granted (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2024 CAD ($) yr $ / shares	Jan. 31, 2023 CAD ($) yr $ / shares
Disclosure of weighted average fair value and main assumptions [abstract]
Weighted-average fair value at grant date | $	$ 42,020	$ 40,670
Share price | $ / shares	$ 103.07	$ 101.47
Risk-free interest rate	3.53%	2.47%
Expected life | yr	5	6.33
Expected volatility	44.66%	40.28%
Expected annual dividend per share	0.70%	0.63%